Subsequent events	12 Months Ended
Dec. 31, 2017
Subsequent events
Subsequent events

Note 28 - Subsequent events

In February 2018, the Company has completed the acquisition of 100% of the share capital of OPM France SAS, its exclusive distributor in France, in order to utilize further synergies and efficiencies. The purchase price was €17.5 million, subject to customary post-closing price adjustments.